Document and Entity Information	Apr. 21, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	MAGNACHIP SEMICONDUCTOR Corp
Amendment Flag	false
Entity Central Index Key	0001325702
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address, Address Line One	c/o MagnaChip Semiconductor S.A.
Entity Address, Address Line Two	1, Allée Scheffer
Entity Address, Postal Zip Code	L-2520
Entity Address, Country	LU
Entity Address, City or Town	Grand Duchy of Luxembourg
City Area Code	(352)
Local Phone Number	45-62-62
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	MX
Security Exchange Name	NYSE